GOF P16 09/24

FRANKLIN INVESTORS SECURITIES TRUST
FRANKLIN STRATEGIC SERIES
FRANKLIN TEMPLETON ETF TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in each fund’s Summary Prospectus and Prospectus:

Michael V. Salm
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

2. The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Michael V. Salm Portfolio Manager of Advisers
Mr. Salm has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Salm was a portfolio manager for Putnam Investment Management, LLC.

3. The following is added to the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Michael V. Salm*	Registered Investment Companies	21	15,453.5	1	599.3
	Other Pooled Investment	26	9,532.4	None	None

Vehicles
Other Accounts	8	1,484	1	440.5

*Information is provided as of August 31, 2024.

4. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each fund’s SAI:

As of August 31, 2024, Michael V. Salm did not own any shares of the Fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund	March 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund	September 1, 2024

FRANKLIN TEMPLETON ETF TRUST
Franklin U.S. Core Bond ETF	August 1, 2024
Franklin U.S. Treasury Bond ETF	August 1, 2024

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Strategic Income VIP Fund	May 1, 2024

Please retain this supplement for future reference.